                                             John E. Connolly, Jr.
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company
                                             501 Boylston Street
                                             Boston, MA 02116

November 12, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company
    MetLife Investors Variable Annuity Account One
    File Nos. 333-160940/811-05200
    COVA-Series A
    Rule 497(j) Certification

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and the Statement of Additional Information, both dated November 9, 2006 (both as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and the Statement of Additional Information (both as supplemented), contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on November 2, 2009.

If you have any questions, please call the undersigned at (617) 578-3031.

Sincerely,


/s/ John E. Connolly, Jr.
-------------------------------
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company